Financial Liabilities - Other current loans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Current loans and borrowings	€ 318,200	€ 674,308
Non-current loans and borrowings	€ 2,338,132	3,649,484
Senior Debt Due 2024
Disclosure of offsetting of financial assets [line items]
Debt term	5 years
Principal amount	€ 240,000
Current loans and borrowings		€ 223,077
Senior Debt with Two Term Facilities Due 2024
Disclosure of offsetting of financial assets [line items]
Principal amount	225,000
Revolving Credit Facility Due 2024
Disclosure of offsetting of financial assets [line items]
Principal amount	€ 15,000